Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Net Revenues Disaggregated by Product Category

The following table summarizes the Company’s net revenues disaggregated by product category:

	Three Months Ended March 31,
	2025	2024
Builds	6,407,899	6,899,354
Warranty and other	13,472	90,392
Total revenues, net	$6,421,371	$6,989,746

The following table summarizes the Company’s net revenues disaggregated by product category:

	Year Ended December 31,
	2024	2023

Builds	$24,771,840	$19,317,837
Warranty and other	393,893	174,769
Total revenues, net	$25,165,733	$19,492,606

Schedule of Customer Deposits, Deferred Revenue and Remaining Performance Obligation

Customer Deposits, Deferred revenue and remaining performance obligation:

	March 31, 2025	December 31, 2024
Beginning balance, January 1	$11,802,825	$16,190,861
Additional deposits received	3,653,097	19,476,465
Revenue Recognized during the year at a point-in-time	(4,967,559)	(23,864,501)
Ending balance	$10,488,363	$11,802,825

Contract Liability and remaining performance obligations

	2024	2023

Beginning balance, January 1	$16,190,861	$17,493,628
Additional deposits received	19,476,466	17,454,370
Revenue Recognized during the year at a point-in-time	(23,864,501)	(18,757,137)
Ending balance, December 31	$11,802,825	$16,190,861